General (Policies)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Formation
(a)	Formation

Mechel OAO (“Mechel”, formerly —   Mechel Steel Group OAO) was incorporated on March 19, 2003, under the laws of the Russian Federation in connection with a reorganization to serve as a holding company for various steel and mining companies owned by two individual shareholders (the “Controlling Shareholders”). The Controlling Shareholders, directly or through their affiliates, either acquired existing companies or established new companies, at varying dates from 1995 through March 19, 2003, which were contributed to Mechel after its formation. Mechel and its subsidiaries are collectively referred to herein as the “Group”. Set forth below is a summary of the Group’s primary subsidiaries:

Name of subsidiary	Registered in	Core business	Date control acquired/ date of incorporation (*)	Interest in voting stock held by the Group at December 31,
				2013	2012	2011
Mechel International Holdings GmBH (MIH)[1]	Switzerland	Holding and trading	July 1, 1995	100.0%	100.0%	100.0%
Mechel Metal Supply AG (MMS)[2]	Liechtenstein	Trading	Oct 30, 2000	—	—	100.0%
Mechel Trading House (MTH)	Russia	Trading	June 23, 1997	100.0%	100.0%	100.0%
Southern Kuzbass Coal Company (SKCC)	Russia	Coal mining	Jan 21, 1999	96.6%	96.6%	96.6%
Tomusinsk Open Pit Mine (TOPM)	Russia	Coal mining	Jan 21, 1999	74.7%	74.5%	74.5%
Chelyabinsk Metallurgical Plant (CMP)	Russia	Steel products	Dec 27, 2001	94.2%	94.2%	94.2%
Southern Urals Nickel Plant (SUNP)	Russia	Nickel	Dec 27, 2001	84.1%	84.1%	84.1%
Vyartsilya Metal Products Plant (VMPP)	Russia	Steel products	May 24, 2002	93.3%	93.3%	93.3%
Beloretsk Metallurgical Plant (BMP)	Russia	Steel products	June 14, 2002	91.5%	91.5%	91.4%
Mechel Targoviste S.A.[3]	Romania	Steel products	Aug 28, 2002	—	86.6%	86.6%
Ural Stampings Plant (USP)	Russia	Steel products	April 24, 2003	93.8%	93.8%	93.8%
Korshunov Mining Plant (KMP)	Russia	Iron ore mining	Oct 16, 2003	90.0%	85.6%	85.6%
Mechel Campia Turzii S.A.[3]	Romania	Steel products	June 20, 2003	—	86.6%	86.6%
Mechel Nemunas (MN)	Lithuania	Steel products	Oct 15, 2003	100.0%	100.0%	100.0%
Mechel Energo	Russia	Power trading	Feb 3, 2004	100.0%	100.0%	100.0%
Port Posiet	Russia	Transportation	Feb 11, 2004	97.1%	97.1%	97.1%
Kaslinsky Architectural Art Casting Plant	Russia	Steel products	April 14, 2004	100.0%	100.0%	100.0%
Izhstal	Russia	Steel products	May 14, 2004	90.0%	90.0%	88.4%
Port Kambarka	Russia	Transportation	April 27, 2005	90.4%	90.4%	90.4%
Mechel Service	Russia	Trading	May 5, 2005	100.0%	100.0%	100.0%
Mechel Trading Ltd.	Switzerland	Trading	Dec 20, 2005	100.0%	100.0%	100.0%
Metals Recycling	Russia	Scrap collecting	March 14, 2006	100.0%	100.0%	100.0%
Moscow Coke and Gas Plant (Moskoks)	Russia	Coke production	Oct 4, 2006	99.5%	99.5%	99.5%
Southern Kuzbass Power Plant (SKPP)	Russia	Power generation	April 19, 2007	98.3%	98.3%	98.3%
Kuzbass Power Sales Company (KPSC)	Russia	Power sales	June 30, 2007	72.1%	72.1%	72.1%
Bratsk Ferroalloy Plant (BFP)	Russia	Ferroalloy production	Aug 6, 2007	100.0%	100.0%	100.0%
Yakutugol	Russia	Coal mining	Oct 19, 2007	100.0%	100.0%	100.0%
Mechel-Carbon	Switzerland	Trading	April 2, 2008	100.0%	100.0%	100.0%
Ductil Steel S.A. (Ductil Steel)[3]	Romania	Steel products	April 8, 2008	—	100.0%	100.0%
Oriel Resources Ltd. (Oriel)	Great Britain	Holding	Apr 17, 2008	100.0%	100.0%	100.0%
Tikhvin Ferroalloy Plant (TFP)[4]	Russia	Ferrochrome production	Apr 17, 2008	—	100.0%	100.0%
Voskhod Mining Plant[5]	Kazakhstan	Chrome mining	Apr 17, 2008	—	100.0%	100.0%
Mechel Mining OAO[6]	Russia	Holding	April 18, 2008	100%[6]	98.69%	98.69%
HBL Holding GmbH (HBL)	Germany	Trading	Sept 26, 2008	100.0%	100.0%	100.0%
Mechel Remservice	Russia	Repairs	Feb 9, 2009	100.0%	100.0%	100.0%
The BCG Companies	USA	Coal mining	May 7, 2009	100.0%	100.0%	100.0%
Laminorul S.A.[3]	Romania	Steel products	Feb 25, 2010	—	90.9%	90.9%
Ramateks	Turkey	Trading	June 18, 2010	100.0%	100.0%	100.0%
Toplofikatsia Rousse (TPP Rousse)[7]	Bulgaria	Power generation	Dec 9, 2010	—	100.0%	100.0%
Mechel Mining Trading House	Russia	Trading	May 19, 2011	100.0%	100.0%	100.0%
Invicta Merchant Bar[8]	Great Britain	Steel products	Aug 22, 2011	—	100.0%	100.0%
Donetsk Electrometallurgical Plant (DEMP)	Ukraine	Steel products	Dec 22, 2011	100.0%	100.0%	100.0%
Cognor Stahlhandel GmBH (Cognor)	Austria	Trading	Sept 25, 2012	100.0%	100.0%	—
Lomprom Rostov[9]	Russia	Scrap processing	Nov 22, 2012	—	100.0%	—

*	Date, when a control interest was acquired or a new company established by either the Group or Controlling Shareholders.
1	Formerly — Mechel Trading AG (MT). Renamed on December 20, 2005.
2	Mechel Metal Supply Limited (MMS) was liquidated on December 17, 2012.
3	Mechel Targoviste S.A., Mechel Campia Turzii S.A., Ductil Steel S.A. and Laminorul S.A. were disposed of on February 15, 2013.
4	Tikhvin Ferroalloy Plant was disposed of on December 27, 2013.
5	Voskhod Mining Plant, which includes Voskhod-Oriel, Voskhod-Chrome and Voskhod-Trading, was disposed of on December 27, 2013.
6	Interest in voting stock of Mechel Mining OAO is 99.999995% as of December 31, 2013.
7	Toplofikatsia Rousse was disposed of on July 5, 2013.
8	Invicta Merchant Bar was disposed of on July 18, 2013.
9	Lomprom Rostov was disposed of on July 17, 2013.

Controlling Shareholders and reorganization
(b)	Controlling Shareholders and reorganization

From 1995 until December 2006, the Controlling Shareholders acted in concert pursuant to a written Ownership, Control and Voting Agreement, which requires them to vote all shares of Mechel’s subsidiaries owned by them in the same manner. The establishment of the Group in March 2003 involved the contribution of certain of the above subsidiaries, acquired before March 19, 2003, by the Controlling Shareholders to Mechel in exchange for all the outstanding capital stock of Mechel, forming a new holding company via an exchange of shares.

As a result of this restructuring, the Controlling Shareholders maintained their original equal ownership in the subsidiaries through Mechel and Mechel became a direct holder of the stock of the subsidiaries.

Shareholders in each of Mechel’s subsidiaries before the restructuring who were not Controlling Shareholders did not contribute any shares in these subsidiaries to Mechel in exchange for its shares and were considered as outside the control group, and these shareholders retained a noncontrolling interest in the subsidiaries. Thus, to the extent noncontrolling interests existed in the entities under common control prior to March 19, 2003, such noncontrolling interests did not change as a result of the formation of Mechel and the reorganization of the Group.

During 2006, one of the Controlling Shareholders sold all his Mechel’s stock to the other Controlling Shareholder, and the Ownership, Control and Voting Agreement was terminated on December 21, 2006.

Basis of presentation
(c)	Basis of presentation

The formation of Mechel and contribution of the subsidiaries’ shares into Mechel’s capital represents a reorganization of entities under common control, and accordingly, has been accounted for in a manner similar to a pooling for the periods presented.

Business
(d)	Business

The Group operates in four business segments: steel (comprising steel and steel products), mining (comprising coal, iron ore and coke), ferroalloy (comprising nickel, chrome and ferrosilicon) and power (comprising electricity and heat power), and conducts operations in Russia, Ukraine, Turkey, Kazakhstan, the USA and Europe. The Group sells its products within Russia and foreign markets. Through acquisitions, the Group has added various businesses to explore new opportunities and build an integrated steel, mining, ferroalloy and power group. The Group operates in a highly competitive and cyclical industry; any local or global downturn in the industries may have an adverse effect on the Group’s results of operations and financial condition. The Group will require a significant amount of cash to fund capital improvement programs and business acquisitions. While the Group will utilize funds from operations, it expects to continue to rely on capital markets and other financing sources for its capital needs.

Basis of accounting
(a)	Basis of accounting

Russian affiliates and subsidiaries of the Group maintain their books and records in Russian rubles and prepare accounting reports in accordance with the accounting principles and practices mandated by Russian Accounting Regulations (“RAR”). Foreign subsidiaries and affiliates maintain their books and records in different foreign functional currencies and prepare accounting reports in accordance with generally accepted accounting principles (“GAAP”) in various jurisdictions. The financial statements and accounting reports for the Group and its subsidiaries and affiliates for the purposes of preparation of these consolidated financial statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been translated and adjusted on the basis of the respective standalone Russian statutory or other GAAP financial statements.

The accompanying consolidated financial statements differ from the financial statements issued for Russian statutory and other GAAP purposes in that they reflect certain adjustments, not recorded in the statutory books, which are appropriate to present the financial position, results of operations and cash flows in accordance with U.S. GAAP. The principal adjustments relate to: (1) purchase accounting; (2) recognition of interest expense and certain operating expenses; (3) valuation and depreciation of property, plant and equipment and mineral licenses; (4) pension benefit obligations; (5) foreign currency translation; (6) deferred income taxes; (7) accounting for tax penalties; (8) revenue recognition; (9) valuation allowances for unrecoverable assets, and (10) recording investments at fair value.

Basis of consolidation
(b)	Basis of consolidation

The consolidated financial statements of the Group include the accounts of all majority owned subsidiaries where no noncontrolling interests or group of noncontrolling interests exercises substantive participating rights. Investments in companies that the Group does not control, but has the ability to exercise significant influence over their operating and financial policies, are accounted for under the equity method. Accordingly, the Group’s share of net earnings and losses from these companies is included in the consolidated income statements as income from equity investments. All other investments in equity securities are recorded at cost and adjusted for impairment, if any. Intercompany profits, transactions and balances have been eliminated in consolidation.

Effective January 1, 2010, the Group adopted required changes to consolidation guidance for variable interest entities that require an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a variable interest entity. These changes to the consolidation guidance defined the primary beneficiary of a variable interest entity as the enterprise that has (1) the power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the entity that could potentially be significant to the variable interest entity, or the right to receive benefits from the entity that could potentially be significant to the variable interest entity. In addition, the required changes provide guidance on shared power and joint venture relationships, remove the scope exemption for qualified special purpose entities, revise the definition of a variable interest entity, and require additional disclosures.

The adoption of the above mentioned changes to consolidation guidance did not have any impact on the consolidated financial statements of the Group. The Group does not have significant consolidated variable interest entities.

Business combinations
(c)	Business combinations

The Group accounts for its business acquisitions according to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), and FASB ASC 810, “Consolidation” (“ASC 810”). The Group applies the acquisition method of accounting and recognizes the assets acquired, liabilities assumed and any noncontrolling interest in the acquiree at the acquisition date, based on their respective estimated fair values measured as of that date. Determining the fair value of assets acquired and liabilities assumed requires management’s judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, license and other asset lives and market multiples, among other items.

Goodwill
(d)	Goodwill

Goodwill represents the excess of the consideration transferred plus the fair value of any noncontrolling interests in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. For the acquisitions with the effective date before January 1, 2009, the excess of the fair value of net assets acquired over cost, known as negative goodwill, was allocated to the acquired non-current assets, except for the deferred taxes, if any, until they were reduced to zero. Since January 1, 2009, the excess of the fair value of net assets acquired over the fair value of the consideration transferred plus the fair value of any noncontrolling interests is recognized as a gain in the consolidated statements of operations and comprehensive income (loss) on the acquisition date.

For investees accounted for under the equity method, the excess of cost to acquire a share in those companies over the Group’s share of fair value of their net assets as of the acquisition date is treated as goodwill embedded in the investment account. Goodwill arising from equity method investments is not amortized, but tested for impairment on annual basis.

Noncontrolling interest
(e)	Noncontrolling interest

Noncontrolling interests in the net assets and net results of consolidated subsidiaries are shown under the “Noncontrolling interests” and “Net income (loss) attributable to noncontrolling interests” lines in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), respectively. Losses attributable to the Group and the noncontrolling interests in a subsidiary may exceed their interests in the subsidiary’s equity. The excess, and any further losses attributable the Group and the noncontrolling interests, are to be attributed to those interests. That is, the noncontrolling interests continue to be attributed to its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Reporting and functional currencies
(f)	Reporting and functional currencies

The Group has determined its reporting currency to be the U.S. dollar. The functional currencies for Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries of the Group are the Russian ruble, euro, the Romanian lei, the Ukrainian hryvnia, the Kazakh tenge, the Bulgarian lev and the Turkish lira, respectively. The U.S. dollar is the functional currency of the other international operations of the Group.

The translation adjustments resulting from the process of translating financial statements from the functional currency into the reporting currency are included in determining other comprehensive income. Mechel’s Russian, European, Romanian, Ukrainian, Kazakh, Bulgarian and Turkish subsidiaries translate local currencies into U.S. dollars using the current rate method as prescribed by FASB ASC 830, “Foreign Currency Matters” (“ASC 830”), for all periods presented.

Management estimates
(g)	Management estimates

The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported carrying amounts of assets and liabilities, and disclosure of contingent assets and liabilities as of the date of the financial statements, and the amounts of revenues and expenses recognized during the reporting period. Actual results could differ from those estimates.

Property, plant and equipment
(h)	Property, plant and equipment

Property, plant and equipment is recorded at cost less accumulated depletion and depreciation. Property, plant and equipment acquired in business combinations are initially recorded at their respective fair values as determined by independent appraisers in accordance with the requirements of ASC 805. In the reporting periods ending before January 1, 2009, for the purpose of determining the carrying amounts of the property, plant and equipment pertaining to interests of noncontrolling shareholders in business combinations when less than a 100% interest is acquired, the Group used appraised fair values as of the acquisition dates in the absence of reliable and accurate historical cost bases for property, plant and equipment, which represented a departure from the U.S. GAAP effective before January 1, 2009. The portion of noncontrolling interest not related to property, plant and equipment was determined based on the historical cost of those assets and liabilities. As of December 31, 2013 and 2012, the depreciated appraised values of property, plant, and equipment pertaining to noncontrolling shareholders approximate their depreciated historical cost.

Mining assets and processing plant and equipment
(i)	Mining assets and processing plant and equipment

Mineral exploration costs incurred prior to establishing proven and probable reserves for a given property and costs of identifying and upgrading additional mineral resources to reserve status for mineral projects in the development and production stages are expensed as incurred. Proven and probable reserves are established based on independent feasibility studies and appraisals performed by mining engineers. Reserves are defined as that part of a mineral deposit, which could be economically and legally extracted or produced at the time of the reserve determination. Proven reserves are defined as reserves, for which (a) quantity is computed from dimensions revealed in outcrops, trenches, workings or drill holes; grade and/or quality are computed from the results of detailed sampling and (b) the sites for inspection, sampling and measurement are spaced so closely and the geologic character is so well defined that size, shape, depth and mineral content of reserves are well-established. Probable reserves are defined as reserves, for which quantity and grade and/or quality are computed from information similar to that used for proven reserves, but the sites for inspection, sampling, and measurement are farther apart or are otherwise less adequately spaced. Accordingly, the degree of assurance, although lower than that for proven reserves, is high enough to assume continuity between points of observation.

Costs of developing new underground mines are capitalized. Underground development costs, which are costs incurred to make the mineral physically accessible, include costs to prepare property for shafts, driving main entries for ventilation, haulage, personnel, construction of airshafts, roof protection and other facilities. Additionally, interest expense allocable to the cost of developing mining properties and to constructing new facilities is capitalized until assets are ready for their intended use.

Expenditures for improvements are capitalized, while costs related to maintenance (turnarounds) are expensed as incurred. In addition, cost incurred to maintain current production capacity at a mine and exploration expenditures are charged to expenses as incurred. Stripping costs incurred during the production phase of a mine are expensed as incurred.

Mining assets and processing plant and equipment are those assets, including construction in progress, which are intended to be used only for the needs of a certain mine or field, and upon full extraction after exhausting of the reserves of such mine or the field, these assets cannot be further used for any other purpose without a capital reconstruction. When mining assets and processing plant and equipment are placed in production, the applicable capitalized costs, including mine development costs, are depleted using the unit-of-production method at the ratio of tonnes of mineral mined or processed to the estimated proven and probable mineral reserves that are expected to be mined during the license term for mining assets related to the mineral licenses acquired prior to August 22, 2004 (Note 2(k)), or the estimated lives of the mines for mining assets related to the mineral licenses acquired after that date. As fully described in Note 2(k), effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The unit-of-production method is used for the underground mine development structure costs as their useful lives coincide with the estimated lives of mines, provided that all repairs and maintenance are timely carried out.

A decision to abandon, reduce or expand activity on a specific mine is based upon many factors, including general and specific assessments of mineral reserves, anticipated future mineral prices, anticipated costs of developing and operating a producing mine, the expiration date of mineral licenses, and the likelihood that the Group will continue exploration on the mine. Based on the results at the conclusion of each phase of an exploration program, properties that are not economically feasible for production are re-evaluated to determine if future exploration is warranted and that carrying values are appropriate. The ultimate recovery of these costs depends on the discovery and development of economic ore reserves or the sale of the companies owning such mineral rights.

Other property, plant and equipment
(j)	Other property, plant and equipment

Capitalized production costs for internally developed assets include material, direct labor costs, and allocable material and manufacturing overhead costs. Manufacturing overhead costs are capitalized only if and to the extent they can be reliably measured and directly allocated to definite object of construction-in-progress. These costs include the costs of electricity used to operate the equipment, depreciation on the equipment, costs of personnel (other than direct labour) and other. When construction activities are performed over an extended period, interest costs incurred during construction are capitalized. Construction-in-progress and equipment held for installation are not depreciated until the constructed or installed asset is substantially ready for its intended use.

The costs of planned major maintenance activities are recorded as the costs are actually incurred and are not accrued in advance of the planned maintenance. Costs for activities that lead to the prolongation of useful life or to expanded future use capabilities of an asset are capitalized. Maintenance and repair costs are expensed as incurred. We expensed $82,253, $98,122 and $104,557 of repair and maintenance costs during the period ended December 31, 2013, 2012 and 2011, respectively. These amounts represent the cost of third parties repair and maintenance services. Repair and maintenance costs carried out internally are accounted for as expense according to the nature of cost elements, including cost of labour and related social taxes, spare parts, auxiliary materials, energy and other expense.

Property, plant and equipment are depreciated using the straight-line method. Upon sale or retirement, the acquisition or production cost and related accumulated depreciation are removed from the balance sheet and any gain or loss is included in the consolidated statements of operations and comprehensive income (loss).

The following useful lives are used as a basis for calculating depreciation:

Category of asset	Useful economic lives estimates, years
Buildings	20-45
Land improvements	20-50
Operating machinery and equipment, including transfer devices	7-30
Transportation equipment and vehicles	4-15
Tools, furniture, fixtures and other	4-8

Mineral licenses
(k)	Mineral licenses

The mineral licenses are recorded at their fair values at the date of acquisition, based on the appraised fair value. Fair value of the mineral licenses acquired prior to August 22, 2004 (the date of change in the Russian Subsoil Law that makes license extensions through the end of the estimated proven and probable reserve period reasonably assured) is based on independent mining engineer appraisals for proven and probable reserves during the license term. Before 2011, such mineral licenses were amortized using the units-of-production method over the shorter of the license term or the estimated proven and probable reserve depletion period. Effective January 1, 2011, the Group changed its estimate of the useful lives of the mineral licenses acquired before August 22, 2004 to be based on proven and probable reserves of the mine. The change was applied prospectively and had no significant impact on the consolidated results of the Group’s operations. The effect of this change in estimate was to reduce depletion expense for the year ended December 31, 2011 by $17,323 and increase income from continuing operations, net of taxes, by $13,858 or $0.00003 per common share.

Fair value of the mineral licenses acquired after August 22, 2004 is based on independent mining engineer appraisals of the estimated proven and probable reserve through the estimated end of the depletion period. Such mineral licenses are amortized using the units-of-production method through the end of the estimated proven and probable reserve depletion period.

In order to calculate proven and probable reserves, estimates and assumptions are used about a range of geological, technical and economic factors, including but not limited to quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates. There are numerous uncertainties inherent in estimating proven and probable reserves, and assumptions that are valid at the time of estimation may change significantly when new information becomes available. Changes in the forecast prices of commodities, exchange rates, production costs or recovery rates may change the economic status of reserves and may, ultimately, result in the reserves being restated.

The Group established a policy, according to which the Group would engage independent mining engineers to review its proven and probable reserves approximately every three years unless circumstances or additional factors warrant an additional analysis. This policy does not change the Group’s approach to the measurement of proven and probable reserves as of their acquisition dates as part of business combinations that continue to involve independent mining engineers. The Group’s proven and probable reserve estimates as of the reporting date were made by internal mining engineers and the majority of the assumptions underlying these estimates had been previously reviewed and verified by independent mining engineers.

Intangible assets
(l)	Intangible assets

Intangible assets with determinable useful lives are amortized using the straight-line method over their estimated period of benefit, ranging from two to sixteen years. Indefinite-lived intangibles are evaluated annually for impairment or when indicators exist indicating such assets may be impaired, such evaluation assumes determination of fair value of intangible assets based on a valuation model that incorporates expected future cash flows and profitability projections.

Asset retirement obligations
(m)	Asset retirement obligations

The Group has numerous asset retirement obligations associated with its core business activities. The Group is required to perform these obligations under law or contract once an asset is permanently taken out of service. Most of these obligations are not expected to be paid until many years into the future and will be funded from general resources at the time of removal. The Group’s asset retirement obligations primarily relate to mining and steel production facilities with related landfills, dump areas and mines. The Group’s estimates of these obligations are based on current regulatory or license requirements, as well as forecasted dismantling and other related costs. Asset retirement obligations are calculated in accordance with the provisions of FASB ASC 410, “Asset Retirement and Environmental Obligations” (“ASC 410”).

In order to calculate the amount of asset retirement obligations, the expected cash flows are discounted using the estimate of credit-adjusted risk-free rate as required by ASC 410. The credit-adjusted risk-free rate is calculated as a weighted average of risk-free interest rates for Russian Federation bonds or the U.S. treasury bonds depending on the location of the assets with maturity dates that are similar with the expected timing of when the asset retirement activities will be performed, adjusted for the effect of the Group’s credit standing.

Long-lived assets impairment, including definite-lived intangibles and goodwill
(n)	Long-lived assets impairment, including definite-lived intangibles and goodwill

The Group follows the requirements of FASB ASC 360, “Property, Plant and Equipment” (“ASC 360”), which addresses financial accounting and reporting for the impairment and disposal of long-lived assets, and FASB ASC 350, “Intangibles — Goodwill and Other” (“ASC 350”), with respect to impairment of goodwill and intangibles. The Group reviews the carrying value of its long-lived assets, including property, plant and equipment, investments, goodwill, licenses to use mineral reserves (inclusive of capitalized costs related to asset retirement obligations and value beyond proven and probable reserves), and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable as prescribed by ASC 350 and ASC 360. Recoverability of long-lived assets, excluding goodwill, is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted cash flows expected to be generated by the asset or group of assets.

In performing the impairment analysis, the Group considers whether the results and cash flows of an asset or asset group can be clearly distinguished from results and cash flows of other assets of the Group. Generally long-lived assets are grouped by reporting units with discrete financial information regularly reviewed by operating management (i.e. the lowest level of identifiable cash flows that are independent of the cash flows of other assets is at a single entity level). At SKCC, a group of assets is determined by the aggregated mines owned and operated by SKCC, because they are dependent on operations of each other and represent the single production process.

If the estimated future net undiscounted cash flows are less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and impairment charge is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to their fair value.

Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. For assets and groups of assets relating to and including the licenses to use mineral reserves, future cash flows include estimates of recoverable minerals that will be obtained from proven and probable reserves and estimated value beyond proven and probable mineral reserves, mineral prices (considering current and historical prices, price trends and other related factors), production levels, capital and reclamation costs, all based on the life of mine models prepared by the Group’s engineers. The Group’s reporting units with goodwill allocated for the testing purposes represent single entities with one component of business in each case. As of December 31, 2013, the Group had the following number of reporting units by segments with goodwill allocated for testing purposes: Steel – 3, Mining – 5, Power – 2 and Ferroalloy – 1. Estimated future cash flows are based on the Group’s assumptions and are subject to risk and uncertainty that are considered in the discount rate applied in the goodwill impairment testing.

ASC 350 prohibits the amortization of goodwill. Instead, goodwill is tested for impairment at least annually and on an interim basis when an event occurs that could potentially lead to the impairment, i.e. significant decline in selling prices, production volumes or operating margins. Under ASC 350, goodwill is assessed for impairment by using the fair value based method. The Group determines fair value by utilizing discounted cash flows. The impairment test required by ASC 350 for goodwill includes a two-step approach. Under the first step, companies must compare the fair value of a “reporting unit” to its carrying value. A reporting unit is the level, at which goodwill impairment is measured and it is defined as an operating segment or one level below it if certain conditions are met. If the fair value of the reporting unit is less than its carrying value, goodwill is impaired.

Under step two, the amount of goodwill impairment is measured by the amount that the reporting unit’s goodwill carrying value exceeds the “implied” fair value of goodwill. The implied fair value of goodwill can only be determined by deducting the fair value of all tangible and intangible net assets (including unrecognized intangible assets) of the reporting unit from the fair value of the reporting unit (as determined in the first step). In this step, the fair value of the reporting unit is allocated to all of the reporting unit’s assets and liabilities (a hypothetical purchase price allocation). If goodwill and another asset (or asset group) of a reporting unit are tested for impairment at the same time, the other asset (or asset group) shall be tested for impairment before goodwill. If the asset group was impaired, the impairment loss would be recognized prior to goodwill being tested for impairment.

When performing impairment tests, the Group uses assumptions that include estimates regarding the discount rates, growth rates and expected changes in selling prices, sales volumes and operating costs as well as capital expenditures and working capital requirements during the forecasted period. The Group estimates discount rates using after-tax rates that reflect current market rates for investments of similar risk. The growth rates are based on the Group’s growth forecasts, which are largely in line with industry trends. Changes in selling prices and direct costs are based on historical experience and expectations of future changes in the market. While impairment of long-lived assets does not affect reported cash flows, it does result in a non-cash charge in the consolidated statements of operations and comprehensive income (loss), which could have a material adverse effect on the Group’s results of operations or financial position.

Finance leases
(o)	Finance leases

The cost of equipment acquired under capital (finance) lease contracts is measured at the lower of its fair value or the present value of the minimum lease payments, and reflected in the balance sheet at the measured amount less accumulated depreciation. The cost of the equipment is subject to an annual impairment review as described in Note 2(n). Capital lease liabilities are divided into long-term and current portions based on the agreed payment schedule and discounted using the lessor’s implicit interest rate. Depreciation of assets acquired under the capital (finance) lease is included in the depreciation charge for the period.

Inventories
(p)	Inventories

Inventories are stated at the lower of acquisition/manufacturing cost or market value. Cost is determined on a weighted average basis and includes all costs in bringing the inventory to its present location and condition. The elements of costs include direct material, labor and allocable material and manufacturing overhead.

Costs of production in process and finished goods include the purchase costs of raw materials and conversion costs such as direct labor and allocation of fixed and variable production overheads. Raw materials are valued at a purchase cost inclusive of freight and other shipping costs.

Coal, nickel and iron ore inventory costs include direct labor, supplies, depreciation of equipment, depletion of mining assets and amortization of licenses to use mineral reserves, mine operating overheads and other related costs. Operating overheads are charged to expenses in the periods when the production is temporarily paused or abnormally low.

Market value is the estimated price, at which inventories can be sold in the normal course of business after allowing for the cost of completion and sale. The Group determines market value of inventories for a group of items of inventories with similar characteristics. The term “market” means current replacement cost not to exceed net realizable value (selling price less reasonable estimable costs of completion and disposal) or be less than net realizable value adjusted for a normal profit margin. Market value for each group is compared with an acquisition/manufacturing cost, and the lower of these values is used to determining the amount of the write-down of inventories, which is recorded within the cost of sales in the consolidated statements of operations and comprehensive income (loss). When inventories are written down below cost at the close of a fiscal year, such reduced amount is considered as the cost basis for subsequent accounting purposes.

Accounts receivable
(q)	Accounts receivable

Accounts receivable are stated at net realizable value. If receivables are deemed doubtful, bad debt expense and a corresponding allowance for doubtful accounts is recorded. If receivables are deemed uncollectible, the related receivable balance is charged off. Recoveries of receivables previously charged off are recorded when cash received. Receivables that do not bear interest or bear below market interest rates and have an expected term of more than one year are discounted with the discount subsequently amortized to interest income over the term of the receivable. The Group reviews the valuation of accounts receivable on a regular basis. The amount of allowance for doubtful accounts is calculated based on the ageing of balances in accordance with contract terms. In addition to the allowance for specific doubtful accounts, the Group applies specific rates to overdue balances of its subsidiaries depending on the history of cash collections and future expectations of conditions that might impact the collectibility of accounts of each individual subsidiary. Accounts receivable, which are considered non-recoverable (those aged over three years or due from bankrupt entities) are written-off against allowance or charged off to operating expenses (if no allowance was created in previous periods).

The Group’s standard credit terms vary from 30 to 60 days. The Group also extends the credit terms to its related party customers from 2 up to 365 days. The Group monitors collectibility of accounts receivable, including those from its related parties, on an ongoing basis primarily through review of the accounts receivable aging to determine whether accounts receivable are a concern.

Cash and cash equivalents
(r)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in transit, checks and deposits with banks, as well as other bank deposits with an original maturity of three months or less.

Retirement benefit obligations
(s)	Retirement benefit obligations

The Group’s Russian subsidiaries are legally obligated to make defined contributions to the Russian Pension Fund, managed by the Russian Federation Social Security (a defined contribution plan financed on a pay-as-you-go basis). The Group’s contributions to the Russian Pension Fund relating to defined contribution plans are charged to income in the year, to which they relate.

In 2011, the total rate of social contributions was 34%: contributions to the Russian Pension Fund in the amount of 26% of the annual gross salary of each employee, contributions to the Fund of Obligatory Medical Insurance in the amount of 5.1%, and contributions to the Social Insurance Fund in the amount of 2.9%. These rates were applied to the part of the annual gross salary below 463 thousand Russian rubles (approximately $15.8) for each employee and 0% thereafter. Annual gross salaries exceeding that amount were non-taxable.

In 2012, the contributions to the Russian Pension Fund were reduced to 22%, while rates for the Fund of Obligatory Medical Insurance and the Social Insurance Fund remained the same. These tariffs were applied to the part of annual gross salary below 512 thousand Russian rubles (approximately $16.9), and 10% are additionally charged to the Pension Fund on the exceeding amount thereafter.

In 2013, the rates of social contributions remained at the same level as in 2012. These rates were applied to the portion of annual gross salary below 568 thousand Russian rubles (approximately $17.8), and 10% are additionally charged to the Pension Fund on the exceeding amount thereafter.

Contributions to the Russian pension fund for the years ended December 31, 2013, 2012 and 2011 were $192,820, $176,912 and $210,004, respectively.

The BCG Companies contribute to multiemployer defined benefit pension plans sponsored by the United Mine Workers of America (“UMWA”) labor union. The amount of contributions to the UMWA, which is based on the number of employees, a specified rate and the total number of employee hours worked for the years ended December 31, 2013, 2012 and 2011 was $1,967, $2,709 and $3,900, respectively.

In addition, the Group has a number of defined benefit pension plans that cover the majority of production employees. Benefits under these plans are primarily based upon years of service and average earnings. The Group accounts for the cost of defined benefit plans using the projected unit credit method. Under this method, the cost of providing pensions is charged to the statement of operations, so as to attribute the total pension cost over the service lives of employees in accordance with the benefit formula of the plan.

The Group’s obligation in respect of defined retirement benefit plans is calculated separately for each defined benefit plan by discounting the amounts of future benefits that employees have already earned through their service in the current and prior periods. The discount rate applied represents the yield at the year end on highly rated long-term bonds.

For unfunded plans, the Group recognizes a pension liability, which is equal to the projected benefit obligation. For funded plans, the Group offsets the fair value of the plan assets with the projected benefit obligations and recognizes the net amount of pension liability. The market value of plan assets is measured at each reporting date.

The Group’s U.S. subsidiaries adopted FASB ASC 715, “Compensation — Retirement Benefits” (“ASC 715”), and use the Projected Unit Credit method of accounting for post-retirement health care benefits, which is intended to match revenues with expenses and attributes an equal amount of an employee’s projected benefit to each year from date of plan entry to the date that the employee is first eligible to retire with full benefits. The actuarially estimated accumulated postretirement benefit obligation (“APBO”) represents the present value of the estimated future benefits payable to current retirees and a pro rata portion of estimated benefits payable to active employees upon retirement (Note 16).

Revenue recognition
(t)	Revenue recognition

Revenue is recognized on an accrual basis when earned and realizable, which generally occurs when products are delivered to customers. In certain foreign jurisdictions (e.g. Switzerland), the Group generally retains title to goods sold to end-customers solely to ensure the collectibility of its accounts receivable. In such instances, all other sales recognition criteria are met, which allows the Group to recognize sales revenue in conformity with underlying sales contracts.

Revenue is recognized net of applicable provisions for discounts and allowances and associated sales taxes (VAT) and export duties.

Revenues are inflows from sales of goods that constitute ongoing major operations of the Group and are reported as such in the consolidated statement of operations and comprehensive income (loss). Inflows from incidental and peripheral operations are considered gains and are included, net of related costs, in other income in the consolidated statement of operations and comprehensive income (loss).

The Group is involved in re-selling goods and services produced or rendered by other entities. Revenues are reported based on the gross amount billed to the customer when the Group has earned revenue as a principal from the sale of goods or services, or the net amount retained (that is, the amount billed to the customer reduced by the amount billed by the supplier) when the Group has earned a commission or fee as an agent. The Group evaluates the relevant facts and circumstances and takes into consideration the following factors in determining whether to recognizes revenue on a gross basis: (1) the Group is the primary obligor in the arrangement; (2) the Group has general inventory risk including customer returns; (3) the Group has latitude in establishing price; (4) the Group changes the product or performs part of the service; (5) the Group has discretion in supplier selection; (6) the Group is involved in the determination of product or service specifications; (7) the Group has physical loss inventory risk; and (8) the Group has credit risk. Otherwise, revenues are reported net when the Group performs as an agent or a broker without assuming the risks and rewards of ownership of goods. The evaluations of these factors, which at times can be contradictory, are subject to significant judgment and subjectivity.

This accounting policy of reporting revenue gross as a principal versus net as an agent has no effect on gross profit, income from continuing operations before taxes, or net income.

In the situation when the Group acts as a supplier and as a buyer with the same counterparty, the Group analyzes the respective purchase and sales agreements to identify whether these transactions were concluded in contemplation with each other and, therefore, should be combined for accounting purposes deferring the revenue recognition to the point when the earnings process has culminated.

In the Power segment (Note 24), revenue is recognized based on unit of power measure (kilowatts) delivered to customers, since at that point revenue recognition criteria are met. The billings are usually done on a monthly basis, several days after each month end.

Advertising costs
(u)	Advertising costs
Advertising costs are expensed as incurred. During the years ended December 31, 2013, 2012 and 2011, the amounts of advertising costs were insignificant.
Shipping and handling costs
(v)	Shipping and handling costs

The Group classifies all amounts billed to customers in a sale transaction and related to shipping and handling as part of sales revenue and all related shipping and handling costs as selling and distribution expenses. These costs totaled $1,123,574 $1,153,471 and $1,120,581 for the years ended December 31, 2013, 2012 and 2011, respectively.

Income taxes
(w)	Income taxes

Provision is made in the financial statements for taxation of profits in accordance with applicable legislation currently in force in individual jurisdictions. The Group accounts for income taxes under the liability method in accordance with FASB ASC 740, “Income Taxes” (“ASC 740”). Under the liability method, deferred income taxes reflect the future tax consequences of temporary differences between the tax and financial statement bases of assets and liabilities and are measured using enacted tax rates to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in income or expense in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on the expectations of future taxable income and reversals of the various taxable temporary differences.

ASC 740 prescribes the minimum recognition threshold a tax position must meet before being recognized in the financial statements and provides guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2013 and 2012, the Group included accruals for unrecognized income tax benefits totaling $78,332 and $20,202, including interest and penalties of $13,789 and $3,499, as a component of accrued liabilities, respectively. Interest and penalties recognized in accordance with ASC 740 are classified in the financial statements as income taxes.

Comprehensive income
(x)	Comprehensive income

FASB ASC 220, “Comprehensive Income” (“ASC 220”), requires the reporting of comprehensive income in addition to net income. Accumulated other comprehensive income includes foreign currency translation adjustments, unrealized holding gains and losses on available-for-sale securities and on derivative financial instruments, as well as pension liabilities not recognized as net periodic pension cost. For the years ended December 31, 2013, 2012 and 2011, in addition to net income, total comprehensive income included the effect of translation of the financial statements denominated in currencies other than the reporting currency (in accordance with ASC 830), changes in the carrying values of available-for-sale securities, and change in pension benefit obligation subsequent to the adoption of the ASC 715. In accordance with ASC 715, the Group recognizes actuarial gains and losses, prior service costs and credits and transition assets or obligations (the full surplus or deficit in their plans) in the balance sheet. As of December 31, 2013 and 2012, the amount of comprehensive income included the effect of curtailment and actuarial gains and losses.

Accumulated other comprehensive loss is comprised of the following components:

	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative currency translation adjustment	(68,784)	(337,701)	(385,426)
Unrealized losses on available-for-sale securities	(1,309)	(3,480)	(3,180)
Pension adjustments, net of related income taxes of $6,718 in 2013, $7,918 in 2012 and $7,276 in 2011	22,492	14,248	32,026

Total accumulated other comprehensive loss	(47,601)	(326,933)	(356,580)

Stock-based compensation
(y)	Stock-based compensation

The Group applies the fair-value method of accounting for employee stock-compensation costs as outlined in FASB ASC 718, “Compensation — Stock Compensation” (“ASC 718”). During the years ended December 31, 2013, 2012 and 2011, the Group did not enter in any employee stock-compensation arrangements.

Segment reporting
(z)	Segment reporting

According to FASB ASC 280, “Segment Reporting” (“ASC 280”), segment reporting follows the internal organizational and reporting structure of the Group. The Group’s operations are presented in four business segments as follows:

•	Steel segment, comprising production and sales of semi-finished steel products, carbon and specialty long products, carbon and stainless flat products, value-added downstream metal products, including forgings, stampings, and hardware;

•	Mining segment, comprising production and sales of coal (coking and steam) and middlings, coke and chemical products, and iron ore, which supplies raw materials to the Steel, Ferroalloy and Power segments and also sells substantial amounts of raw materials to third parties;

•	Power segment, comprising generation and sales of electricity and heat power, which supplies electricity and heat power to the Steel, Ferroalloy and Mining segments and also sells a portion of electricity and heat power to third parties;

•	Ferroalloy segment, comprising production and sales of ferrosilicon, which supplies raw materials to the Steel segment and also sells substantial amounts of raw materials to third parties.

Financial instruments
(aa)	Financial instruments

The carrying amount of the Group’s financial instruments, which include cash equivalents, marketable securities, non-marketable debt securities, cost method investments, accounts receivable and accounts payable, and short-term borrowings approximates their fair value as of December 31, 2013 and 2012. For long-term borrowings, the difference between fair value and carrying value is shown in Note 14. The Group, using available market information and appropriate valuation methodologies, such as discounted cash flows, has determined the estimated fair values of financial instruments. Since different entities are located and operate in different regions of Russia and elsewhere with different business and financial market characteristics, there are generally very limited or no comparable market values available to assess the fair value of the Group’s debt and other financial instruments. The cost method investments are shares of Russian companies that are not publicly traded and their market value is not available. It is not practicable for the Group to estimate the fair value of these investments, for which a quoted market price is not available because it has not yet obtained or developed the valuation model necessary to make the estimate, and the cost of obtaining an independent valuation would be excessive considering the materiality of the instruments to the Group. Therefore, such investments are recorded at cost (Note 8).

Guarantees
(bb)	Guarantees

In accordance with FASB ASC 460, “Guarantees” (“ASC 460”), the fair value of a guarantee is determined and recorded as a liability at the time when the guarantee is issued. The initial guarantee amount is subsequently remeasured to reflect the changes in the underlying liability. The expense or re-measurement adjustments are included in the related line items of the consolidated statements of operations and comprehensive (loss) income, based on the nature of the guarantee. When the likelihood of performing on a guarantee becomes probable, a liability is accrued, provided it is reasonably determinable on the basis of the facts and circumstances at that time.

Accounting for contingencies
(cc)	Accounting for contingencies

Certain conditions may exist as of the date of these consolidated financial statements, which may further result in a loss to the Group, but which will only be resolved when one or more future events occur or fail to occur. The Group’s management makes an assessment of such contingent liabilities, which is based on assumptions and is a matter of opinion. In assessing loss contingencies relating to legal or tax proceedings that involve the Group or unasserted claims that may result in such proceedings, the Group, after consultation with legal or tax advisors, evaluates the perceived merits of any legal or tax proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a loss will be incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Group’s consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed. However, in some instances in which disclosure is not otherwise required, the Group may disclose contingent liabilities or other uncertainties of an unusual nature which, in the judgment of management after consultation with its legal or tax counsel, may be of interest to shareholders or others.

Derivative instruments and hedging activities
(dd)	Derivative instruments and hedging activities

The Group recognizes its derivative instruments as either assets or liabilities at fair value in accordance with FASB ASC 815, “Derivatives and Hedging” (“ASC 815”). The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as an accounting hedge and further, on the type of hedging relationship. For the years ended December 31, 2013, 2012 and 2011, the Group did not have any derivatives designated as hedging instruments. Therefore, any gain or loss on a derivative instrument held by the Group is recognized currently in income.

The cross currency swap agreement involves the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. For the years ended December 31, 2013, 2012 and 2011, a gain of $1,791, a gain of $6,527 and loss of $20,784, respectively, related to the change in the fair value of the cross currency swap was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no foreign currency forward and options contracts outstanding as of December 31, 2013, 2012 and 2011.

The cross currency option creates an embedded derivative, which should be measured at fair value, bifurcated at inception from the host agreement and recorded as a liability. When the underlying achieves the barrier value, the liability under the host contract converts into cross-currency at a pre-determined strike exchange rate and a modified interest rate. The fair value of the option is estimated using modified Black-Scholes model for barrier options. The liability under the host contract is recorded at amortized value, and the interest is accrued using effective interest rate. For the years ended December 31, 2013 and 2012, a gain of $20,682 and $20,276, related to the change in the fair value of the option was included in the net foreign exchange gain (loss) in the accompanying consolidated statements of operations and comprehensive income (loss). There were no such gains or losses related to the change in the fair value of derivative instruments during the year ended December 31, 2011.

Investments
(ee)	Investments

The Group recognizes all its debt and equity investments in accordance with FASB ASC 320, “Investments—Debt and Equity Securities” (“ASC 320”). At acquisition, the Group classifies debt and equity securities into one of three categories: held-to-maturity, available-for-sale or trading. At each reporting date the Group reassesses the appropriateness of the classification.

Held-to-maturity securities

Investments in debt securities that the Group has both the ability and the intent to hold to maturity are classified as held-to-maturity and measured at amortized cost in the consolidated financial statements.

Trading securities

Investments (debt or equity), which the Group intends to sell in the near term, and which are usually acquired as part of the Group’s established strategy to buy and sell, generating profits based on short-term price movements, are classified by the Group as trading securities. Changes in fair value of trading securities are recognized in earnings.

Available-for-sale securities

Investments (debt or equity), which are not classified as held-to-maturity or trading are classified as available-for-sale. Change in their fair value is reflected in other comprehensive income (loss).

Recoverability of equity method and other investments

Management periodically assesses the recoverability of the Group’s equity method and other investments. For investments in publicly traded entities, readily available quoted market prices are an indication of the fair value of the investments. For investments in non-publicly traded entities, if an identified event or change in circumstances requires an evaluation, management assesses their fair value based on valuation techniques including discounted cash flow estimates or sales proceeds, external appraisals and market prices of similar investments as appropriate.

Management considers the assumptions that a hypothetical market place participant would use in his analysis of discounted cash flows models and estimates of sales proceeds. If an investment is considered to be impaired and the decline in value is other than temporary, the Group records an impairment loss.

Concentration of credit and other risks
(ff)	Concentration of credit and other risks

Financial instruments, which potentially expose the Group to concentrations of credit risk, consist primarily of cash and cash equivalents, short-term and long-term investments, trade accounts receivable and other receivables. Generally, the Group does not require any collateral to be pledged in connection with its investments in the above financial instruments.

The following table presents the exchange rates for the functional and operating currencies at various subsidiaries, other than the reporting currency:

	At May 15,	Year end rates* at December 31,			Average exchange rates* for the years ended December 31,
Currency	2014	2013	2012	2011	2013	2012	2011
Russian ruble	34.71	32.73	30.37	32.20	31.85	31.09	29.39
Euro	0.73	0.73	0.76	0.77	0.75	0.78	0.72
Romanian lei	3.25	3.26	3.36	3.34	3.33	3.47	3.05
Kazakh tenge	182.05	153.61	150.74	148.40	152.14	149.11	146.62
Bulgarian lev	1.43	1.42	1.48	1.51	1.47	1.52	1.41
Turkish lira	2.07	2.14	1.79	1.91	1.90	1.80	1.67
Ukrainian hryvnia	11.76	7.99	7.99	7.99	7.99	7.99	7.97

(*) Exchange rates shown in local currency units for one U.S. dollar

The majority of the balances and operations not already denominated in the reporting currency were denominated in the Russian ruble, euro and Romanian lei.

The Russian ruble is not a convertible currency outside the territory of Russia. Official exchange rates are determined daily by the Central Bank of Russia (“CBR”) and are generally considered to be a reasonable approximation of market rates.

Discontinued operations
(gg)	Discontinued operations

FASB ASC 205 “Discontinued operations” (“ASC 205”) sets forth the financial accounting and reporting requirements for discontinued operations of a component of an entity. A “component of an entity” comprises operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity. A component of an entity may be a reportable or an operating segment, a reporting unit, a subsidiary, or an asset group.

ASC 205 uses a single accounting model to account for all long-lived assets to be disposed of (by sale, abandonment, or distribution to owners). This includes asset disposal groups meeting the criteria for presentation as a discontinued operation, as specified in ASC 205. A long-lived asset group classified as held for sale is measured at the lower of its carrying amount or fair value less cost to sell. Additionally, in accordance with ASC 360, a loss is recognized for any write-down to fair value less cost to sell. A gain is recognized for any subsequent recovery of cost. Lastly, a gain or loss not previously recognized resulting from the sale of the asset disposal group is recognized at the date of sale.

In accordance with ASC 205, a subsidiary is reported as discontinued operation when both of the following conditions are met:

•	The operations and cash flow of the component have been (or will be) eliminated from the ongoing operations of the entity as a result of the disposal transaction.

•	The entity will not have any significant continuing involvement in the operations of the component after the disposal transaction.

In a period in which a component of an entity either has been disposed of or is classified as held for sale, the income statement for current and prior periods reports the results of operations of the component, including any gain or loss recognized from the sale or write-down, in discontinued operations. The results of operations of a component classified as held for sale are reported in discontinued operations in the periods in which they occur. The results of discontinued operations, less applicable income taxes (benefit), are reported as a separate component of income before extraordinary items (if applicable).

Recently issued accounting pronouncements
(hh)	Recently issued accounting pronouncements

Liquidation Basis of Accounting

In April 2013, the FASB issued Accounting Standards Update (“ASU”) ASU 2013-07, “Liquidation Basis of Accounting” (“ASU 2013-07”), which provides entities with the guidance when an entity should apply the liquidation basis of accounting. The amendments require an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. If a plan for liquidation was specified in the entity’s governing documents from the entity’s inception (for example, limited-life entities), the entity should apply the liquidation basis of accounting only if the approved plan for liquidation differs from the plan for liquidation that was specified at the entity’s inception.

The amendments require to present relevant information about an entity’s expected resources in liquidation by measuring and presenting assets at the amount of the expected cash proceeds from liquidation. The entity should include in its presentation of assets any items it had not previously recognized under U.S. GAAP but that it expects to either sell in liquidation or use in settling liabilities (for example, trademarks).

An entity should recognize and measure its liabilities in accordance with U.S. GAAP that otherwise applies to those liabilities. The entity should not anticipate that it will be legally released from being the primary obligor under those liabilities, either judicially or by creditor(s). The entity also is required to accrue and separately present the costs that it expects to incur and the income that it expects to earn during the expected duration of the liquidation, including any costs associated with sale or settlement of those assets and liabilities.

Additionally, the amendments require disclosures about an entity’s plan for liquidation, the methods and significant assumptions used to measure assets and liabilities, the type and amount of costs and income accrued, and the expected duration of the liquidation process.

ASU 2013-07 is effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. The adoption of ASU 2013-07 is not expected to have a material impact on the Group’s consolidated financial statements.

Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes

In July 2013, the FASB issued ASU 2013-10, “Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes” (“ASU 2013-10”), which permits the Fed Funds Effective Swap Rate (OIS) to be used as a U.S. benchmark interest rate for hedge accounting purposes under ASC 815, in addition to the interest rates on direct Treasury obligations of the US government (“UST”) and the London Interbank Offered Rate (“LIBOR”). The amendments also remove the restriction on using different benchmark rates for similar hedges.

ASU 2013-10 is effective for qualifying new or re-designated hedging relationships entered into on or after July 17, 2013. The adoption of ASU 2013-10 is not expected to have a material impact on the Group’s consolidated financial statements.

Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists

In July 2013, FASB issued ASU 2013-11, “Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”), an amendment to ASC 740. This update clarifies that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. In situations where a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.

ASU 2013-11 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The adoption of ASU 2013-11 is not expected to have a material impact on the Group’s consolidated financial statements.

Presentation of Financial Statements and Property, Plant, and Equipment

In April 2014, the FASB issued ASU 2014-08, “Presentation of Financial Statements and Property, Plant, and Equipment” (“ASU 2014-08”), which includes amendments that change the requirements for reporting discontinued operations and require additional disclosures about discontinued operations in accordance with ASC 205 and ASC 360. Under the guidance in ASU 2014-08, only disposals representing a strategic shift in operations — that is, a major effect on the entity’s operations and financial results should be presented as discontinued operations. Examples include a disposal of a major geographic area, a major line of business, or a major equity method investment.

Additionally, the amendments in ASU 2014-08 require expanded disclosures, for each comparative period, about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income, and expenses of discontinued operations.

The provisions in ASU 2014-08 also require an entity to disclose the pretax profit or loss of an individually significant component of an entity that does not qualify for discontinued operations reporting.

ASU 2014-08 is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2014. An entity should not apply the amendments to a component of an entity, or a business, that is classified as held for sale before the effective date even if the component of an entity, or business, is disposed of after the effective date. The adoption of ASU 2014-08 is not expected to have a material impact on the Group’s consolidated financial statements. There were various other updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to have a material impact on the financial position, results of operations or cash flows of the Group.

Reclassifications
(ii)	Reclassifications

Certain reclassifications have been made to the prior periods’ consolidated financial statements to conform to the current year presentation. Such reclassifications affect the presentation of certain items in the consolidated balance sheet and the consolidated statement of operations and comprehensive income (loss), and have no impact on net income or equity.